UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund

Semi-Annual Report
February 29, 2020

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission “SEC”, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (if you invest directly with a Fund) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-888-522-6239 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-888-522-6239 to let the Fund know of your request. Your election to receive in paper will apply to all Funds held in your account.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Schedules of Investments	7
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	21
Notes to the Financial Statements	26
Additional Information on Fund Expenses	39
Additional Information	41

Dear Fellow Investors,

For most of this fiscal period, the equity markets performed quite well, with the tailwind of a stronger economy and low interest rates propelling stocks to new highs. However, this positive backdrop recently gave way to new uncertainty with the emergence of a novel coronavirus that is already having a severe effect on the global economy. Past concerns regarding trade relations with China, geopolitical tensions, domestic electoral uncertainty and the direction of interest rates have now become much less relevant to markets grappling with this new crisis. With the spread of the coronavirus now around the world, the impact has been the U.S. stock market’s worst performance since the Great Recession of 2008-2009 and record levels of volatility. We are making adjustments to reflect how the Fund’s holdings may be affected, but we are doing so cautiously given the large number of unknowns associated with how this crisis will evolve, both from a health as well as economic standpoint, the latter being where the ramifications are likely to be longer-lasting. While the dramatic levels of fiscal and monetary stimulus being deployed to help ease the situation and steady the system have been welcomed by the markets, our concerns about high levels of corporate and government leverage will likely only be heightened coming out of the crisis. Still, valuations have reached extreme levels in many areas, including those which should be less susceptible to economic disruption, and we are constructively adding to certain positions and purchasing some new ones, planning to be more aggressive if markets decline further. At this point, avoiding a significant global recession is unlikely, but many asset prices are now clearly reflecting that reality. Ultimately, we believe this is a health crisis, not a financial one, and are hopeful it will be as short-lived as possible.

Jacob Internet Fund

The Jacob Internet Fund was up 0.03% for the fiscal period ended February 29, 2020, while the NASDAQ rose 8.22%.

As reflected in the performance numbers, we had decidedly mixed results across the entire portfolio. Our best performing name, not surprisingly, was Teledoc, up over 115% in the period. A provider of video telehealth services, Teledoc not only has benefitted from the necessity of stay-at-home advisories, but also from the urging of many government officials to utilize telehealth services if available. Another top performing name was Zillow, up over 62% in the period. While they clearly will not benefit from the reduction of home buying activity, we believe that Zillow, in the midst of a dramatic shift in its business model in which the company actually buys and sells houses as opposed to just assisting brokers, could emerge from this crisis in a much stronger competitive position versus its undercapitalized peers. Another online pioneer, Square, was up over 34% in the period, as the company has successfully broadened its ecosystem for small businesses to much more than just payment processing. Another large position in the Fund’s portfolio, vehicle tracking provider Powerfleet, was up more than 30% for the period. Not only has execution been superb, but its transformational acquisition of Pointer Telelocation has gone smoothly, with expected synergies to come in above initial targets.

The worst performing name for the Fund in the period was OptimizeRx, a leading ad tech company that serves the health care industry, down over -49%. A leader in delivering ads and prescription coupons through electronic health record services, OptimizeRx had two customer issues at the end of 2019 that resulted in much lower revenues than previously expected. Since then, its business has rebounded nicely, with early success in signing larger enterprise deals that include such features as patient messaging and compliance. Mitek Systems, down over -28% in the period, was negatively affected by legal issues with former partner USAA that could jeopardize some of its intellectual property for mobile check deposits. The Fund subsequently exited the position and it is no longer a holding. We also saw broad weakness among most of our Chinese holdings, with Sina, Leju and Joyy, down -21%, -5% and -3%, respectively. This was not surprising given that China was the origin and first country affected by the coronavirus pandemic. As of this writing, much of China’s economy is now opening again, and we are still very positive on the prospects of our holdings.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund was up 7.51% through February 29, 2020 while the Russell 2000 Growth Index rose 1.37%.

Many of the Fund’s holding contributed to this significant outperformance, but there were a handful that stood out for their outsized gains. Although one of our smaller positions, Chemocentryx was up over 571% and was the top performer in the period. Clinical results for their lead drug (Avacopan) showed impressive results for the treatment of ANCA-associated vasculitis. As the current standard of care is steroids, if Avacopan treatment had only been as effective, it would have been deemed a success. The superior results explain the dramatic move in the stock price, as it should quickly replace steroids for treatment of this disease, as well as have potential for further indications. Long-time holding iCAD was up an impressive 95% in the period. The rollout of its new ProFound AI software is exceeding expectations, with the distinct benefits of more accurate, quicker readouts for radiologists. Additionally, its Xoft radiation treatment system, which could be the beneficiary of some potential reimbursement changes in treating breast cancer patients, is showing encouraging results in brain cancer, which could demonstrate the possibility of a much broader market opportunity. Teledoc and Zillow were also holdings in Small Cap over the period, but due to their rise in share price, were sold as they have now exceeded the market cap guidelines for this Fund.

The Fund was most negatively affected in the period by our energy and commodity holdings. While individually these positions tended to be small, they are some of the most sensitive to global growth forecasts, and started to significantly underperform as the news from China regarding the coronavirus became more dire. Besides OptimizeRx, the next-worst-performing holding was oil driller Callon Petroleum, down over -44% in the period. Following its merger with Carrizo Oil & Gas, energy prices dropped precipitously, leaving investors questioning its ability to finance future operations. Although it is possible that Callon will be able to weather these prices in the short term, the company may have to undergo a restructuring that will severely impact the equity, so we exited the position. Arch Coal, another victim of lower commodity prices, saw its share price drop over -33% in the period. However, Arch Coal has modest debt, decent free cash flow and significant working capital which distinguishes it from its peers. Mining company Nexa Resources, down over -21% in the period, was also negatively affected by lower zinc prices resulting from lower global demand. Like Arch, Nexa also benefits from a strong balance sheet and cash generation, so we believe they will be able to withstand an extended low pricing environment.

Jacob Micro Cap Growth Fund

The Jacob Micro Cap Growth Fund performed a bit better than its benchmark, up 7.21% for the fiscal period ended February 29, 2020, while the Russell Micro Cap Growth Index rose 7.01%.

We have been relatively pleased that the fund has continued its recent track record of outpacing its benchmark and our direct group of fund peers. Two names that have already been mentioned in this letter – Chemocentryx and iCAD – drove a large portion of the outperformance. We have trimmed both positions but are still very upbeat about the prospects for both companies.

Health care companies in general continued to more than pull their weight in our fund, with a number of names in the sector making up our top performers. Diamedica Therapeutics is testing a synthetic protein (KLK1) that could help treat patients in a variety of potential indications, and should have important Phase 2 data from their ischemic stroke trial released in the near future. The stock was up nearly 52% in the period on news it started enrollment in its Phase 2 chronic kidney disease trial as well. Neubase Therapeutics, up over 50% in the period, is an exciting early-stage company focused on getting antisense oligonucleotide compounds developed from its proprietary platform into the clinic, which will hopefully happen by the middle of next year. The company recently released intriguing preclinical data in non-human primates.

Other names that contributed positively for the fund were: Habit Restaurants, a higher-end burger chain located mostly in California, which saw a 59% gain, thanks largely due to an acquisition of the company by Yum! Brands; new holding Mamamancini’s, a New Jersey-based food manufacturer, up 60% for the period on news that it would soon be launching a line of its meatballs using plant-based Beyond Meat; and Aspen Aerogels, whose proprietary insulation may have potential use in lithium car batteries. Habit is out of the fund as the acquisition has closed, and we have trimmed Aspen significantly due to concerns about its core energy market.

Consumer discretionary made up the largest number of names dotting the Fund’s worst performers for the period. Fortunately, most of them, like soft drink maker Reed’s, down 56% and hotel chain Red Lion, down 42%, were very small positions for the fund. While we still believe in the brands, we have exited both stocks, in addition to our worst performer, women’s fashion chain RTW Retailwinds, down 72% during the period, out of concerns that the environment will likely remain challenged for them for the foreseeable future.

Given our concerns about the economy, we remain extremely cautious about investing in companies with overleveraged balance sheets and weak or negative cash flows, which unfortunately are fairly common in our microcap universe.  The goal will be to remain more concentrated in companies that enjoy capable and battle-tested management teams and will either be relatively insulated from broad economic weakness, or have enough financial resources to weather these turbulent conditions.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you again for your continued confidence and trust. Please stay safe in these difficult times.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the internet area, particularly with respect to smaller capitalized companies and the high volatility of internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedules of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.  Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.  It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2020
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2020
(as a percentage of total investments)
(Unaudited)

Biological Products, (No Diagnostic Substances)
3.6%
Bituminous Coal and Lignite Surface Mining
2.4%
Blank Checks
1.6%
Business Services
6.6%
Calculating and Accounting Machines
(No Electronic Computers)
5.2%
Chemical and Fertilizer Mineral Mining
1.8%
Computer Peripheral Equipment
4.4%
Computer Programming and Data Processing
3.9%
Crude Petroleum & Natural Gas
1.8%
Eating Places
2.2%
Family Clothing Stores
4.2%
Industrial Organic Chemicals
4.2%
Medical Laboratories
0.8%
Miscellaneous Business Services
2.7%
Office and Clinics of Doctors of Medicine
1.0%
Patent Owners & Lessors
4.4%
Personal Services
3.6%
Pharmaceutical Preparations
11.1%
Prepackaged Software
7.6%
Radio, Television, and Publishers'
Advertising Representatives
4.2%
Real Estate
3.2%
Savings Institutions, Not Federally Chartered
0.8%
Semiconductors and Related Devices
2.1%
State Commercial Banks
2.4%
Surgical and Medical Instruments and Apparatus
14.0%
Money Market Fund
0.2%

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2020
(as a percentage of total investments)
(Unaudited)

Advertising
0.5%
Apparel and Accessory Stores
1.7%
Biological Products, (No Diagnostic Substances)
3.6%
Bottled & Canned Soft Drinks & Carbonated Waters
0.2%
Business Services
4.3%
Calculating and Accounting Machines
(No Electronic Computers)
5.3%
Communications Equipment
4.9%
Computer & Office Equipment
2.0%
Computer Communications Equipment
2.1%
Computer Peripheral Equipment
6.3%
Direct Mail Advertising Services
2.2%
Eating Places
4.7%
Gold and Silver Ores
0.8%
Hobby, Toy & Game Shops
3.1%
Industrial Organic Chemicals
4.0%
Lumber and Other Construction Materials
1.9%
Management Consulting Services
1.4%
Medical Laboratories
0.8%
Medicinal Chemicals and Botanical Products
0.5%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
1.0%
Patent Owners and Lessors
4.4%
Pharmaceutical Preparations
12.7%
Prepackaged Software
2.1%
Real Estate
3.6%
Sausages & Other Prepared Meal Products
1.1%
Savings Institutions, Not Federally Chartered
0.8%
Semiconductors and Related Devices
2.4%
State Commercial Banks
2.3%
Surgical and Medical Instruments and Apparatus
13.0%
Money Market Fund
6.3%

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS		100.1%
	Blank Checks	1.5%
44,300	Diamond Eagle Acquisition Corp.—Class A*			$709,686
	Business Services	13.8%
26,400	JOYY, Inc.—ADR*^			1,424,808
193,674	OptimizeRx Corp.*			1,617,178
12,000	PayPal Holdings, Inc.*			1,295,880
37,975	Zillow Group, Inc.—Class C*			2,119,385
				6,457,251
	Calculating and Accounting
	Machines (No Electronic Computers)	5.1%
285,700	USA Technologies, Inc.*			2,385,595
	Catalog & Mail—Order Houses	2.1%
4,800	Alibaba Group Holding Ltd.—ADR*^			998,400
	Communications Equipment	4.1%
271,740	Powerfleet, Inc.*			1,915,767
	Computer Peripheral Equipment	4.3%
198,911	Immersion Corp.*			1,390,388
19,400	Impinj, Inc.*			596,550
				1,986,938
	Computer Programing and Data Processing	20.7%
2,000	Alphabet, Inc.—Class C*			2,678,660
6,800	Facebook, Inc.—Class A*			1,308,796
9,300	MongoDB, Inc.—Class A*			1,418,250
25,500	SVMK, Inc.*			464,865
30,000	Tencent Holdings Ltd. (HK) (a)			1,521,141
69,317	Twitter, Inc.*			2,301,324
				9,693,036
	Direct Mail Advertising Services	2.3%
95,617	SharpSpring, Inc.*			1,090,034
	Electronic Computers	1.3%
2,300	Apple, Inc.			628,728
	Offices & Clinics of Doctors of Medicine	0.9%
3,500	Teladoc Health, Inc.*			437,360
	Patent Owners and Lessors	6.0%
457,096	Digital Turbine, Inc.*			2,801,998

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.1%
	Personal Services	3.6%
54,000	Yelp, Inc.—Class A*			$1,688,580
	Prepackaged Software	21.7%
112,299	Inspired Entertainment, Inc.*			583,955
5,400	Paylocity Holding Corp.*			699,408
37,760	SINA Corp.*^			1,236,640
34,000	Square, Inc.—Class A*			2,833,220
17,700	Tabula Rasa HealthCare, Inc.*			994,209
33,800	Twilio, Inc.—Class A*			3,807,232
				10,154,664
	Radio, Television, and Publishers’ Advertising Representatives	4.1%
127,600	Yext, Inc.*			1,934,416
	Real Estate	0.6%
159,681	Leju Holdings Ltd.—ADR*^			287,442
	Savings Institutions, Federally Chartered	3.6%
36,585	E*TRADE Financial Corp.			1,674,861
	Semiconductors and Related Devices	2.1%
35,400	CEVA, Inc.*			1,005,714
	State Commercial Banks	2.3%
44,840	First Internet Bancorp			1,089,164
	TOTAL COMMON STOCKS (Cost $29,304,238)			46,939,634

	MONEY MARKET FUND		0.5%
	Money Market Fund	0.5%
237,424	First American Government Obligations Fund—Class X, 1.49% (b)			237,424
	TOTAL MONEY MARKET FUND (Cost $237,424)			237,424
	TOTAL INVESTMENTS (Cost $29,541,662)—100.6%			47,177,058
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.6)%			(289,735)
	TOTAL NET ASSETS—100.0%			$46,887,323

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security. See Note 2.
(b)	7-day yield.
ADR	American Depository Receipt.
(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS		100.0%
	Biological Products, (No Diagnostic Substances)	3.6%
15,600	Aerie Pharmaceuticals, Inc.*			$273,000
1,800	Krystal Biotech, Inc.*			96,210
8,400	Mesoblast Ltd.—ADR*^			59,556
17,000	Precision BioSciences, Inc.*			136,170
				564,936
	Bituminous Coal and Lignite Surface Mining	2.4%
7,400	Arch Coal, Inc.—Class A			372,590
	Blank Checks	1.6%
15,700	Diamond Eagle Acquisition Corp.—Class A*			251,514
	Business Services	6.6%
8,800	JOYY, Inc.—ADR*^			474,936
66,600	OptimizeRx Corp.*			556,110
				1,031,046
	Calculating and Accounting
	Machines (No Electronic Computers)	5.2%
97,900	USA Technologies, Inc.*			817,465
	Chemical and Fertilizer Mineral Mining	1.9%
39,200	Nexa Resources SA^			287,728
	Computer Peripheral Equipment	4.4%
68,700	Immersion Corp.*			480,213
6,900	Impinj, Inc.*			212,175
				692,388
	Computer Programming & Data Processing	3.9%
3,000	MongoDB, Inc.—Class A*			457,500
8,500	SVMK, Inc.*			154,955
				612,455
	Crude Petroleum and Natural Gas	1.8%
75,000	Callon Petroleum Co.*			170,250
80,000	Ring Energy, Inc.*			112,800
				283,050
	Eating Places	2.2%
10,400	BJ’s Restaurants, Inc.			342,680
	Family Clothing Stores	4.2%
40,000	American Eagle Outfitters, Inc.			515,200

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.0%
	Family Clothing Stores—(Continued)	4.2%
6,000	Urban Outfitters, Inc.*			$141,060
				656,260
	Industrial Organic Chemicals	4.2%
57,046	Codexis, Inc.*			664,586
	Medical Laboratories	0.8%
5,167	CareDx, Inc.*			120,443
	Miscellaneous Business Services	2.7%
7,800	NV5 Global, Inc.*			417,534
	Offices & Clinics of Doctors of Medicine	1.0%
1,200	Teladoc Health, Inc.*			149,952
	Patent Owners & Lessors	4.4%
112,500	Digital Turbine, Inc.*			689,625
	Personal Services	3.6%
18,000	Yelp, Inc.—Class A*			562,860
	Pharmaceutical Preparations	11.1%
4,600	Apellis Pharmaceuticals, Inc.*			159,252
10,000	ChemoCentryx, Inc.*			447,500
11,834	Esperion Therapeutics, Inc.*			597,499
31,500	Harrow Health, Inc.*			173,880
50,000	NeuBase Therapeutics, Inc.*			357,000
				1,735,131
	Prepackaged Software	7.7%
39,600	Inspired Entertainment, Inc.*			205,920
1,800	Paylocity Holding Corp.*			233,136
13,000	SINA Corp.*^			425,750
6,000	Tabula Rasa HealthCare, Inc.*			337,020
				1,201,826
	Radio, Television, and Publishers’ Advertising Representatives	4.2%
43,400	Yext, Inc.*			657,944
	Real Estate	3.2%
95,800	Leju Holdings Ltd.—ADR*^			172,450
17,670	Rafael Holdings, Inc.—Class B*			331,489
				503,939

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.0%
	Savings Institutions, Not Federally Chartered	0.8%
8,070	First Northwest Bancorp			$128,474
	Semiconductors and Related Devices	2.1%
11,800	CEVA, Inc.*			335,238
	State Commercial Banks	2.4%
15,470	First Internet Bancorp			375,766
	Surgical and Medical Instruments and Apparatus	14.0%
144,800	Alphatec Holdings, Inc.*			847,080
90,000	iCAD, Inc.*			1,198,800
6,200	Intersect ENT, Inc.*			147,932
				2,193,812
	TOTAL COMMON STOCKS (Cost $13,548,121)			15,649,242

	WARRANTS		0.0%
12,750	TearLab Corp.*(a)			—
	TOTAL WARRANTS (Cost $0)			—

	MONEY MARKET FUND		0.2%
	Money Market Fund	0.2%
36,270	First American Government Obligations Fund—Class X, 1.49% (b)			36,270
	TOTAL MONEY MARKET FUND (Cost $36,270)			36,270
	TOTAL INVESTMENTS (Cost $13,584,391)—100.2%			15,685,512
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%			(29,947)
	TOTAL NET ASSETS—100.0%			$15,655,565

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security. See Note 2.
(b)	7-day yield.
ADR	American Depository Receipt.
(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission’s
Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS		97.5%
	Advertising	0.5%
297,428	IZEA Worldwide, Inc.*			$73,019
	Apparel and Accessory Stores	1.8%
162,000	RTW RetailWinds, Inc.*			45,376
33,800	Tilly’s, Inc.—Class A			219,700
				265,076
	Biological Products, (No Diagnostic Substances)	3.7%
50,000	IMV, Inc.*^			110,000
5,900	Krystal Biotech, Inc.*			315,355
15,000	Precision BioSciences, Inc.*			120,150
				545,505
	Bottled & Canned Soft Drinks & Carbonated Waters	0.2%
40,000	Reed’s, Inc.*			32,520
	Business Services	4.5%
64,793	OptimizeRx Corp.*			541,022
300,000	Score Media and Gaming, Inc.—(CAD)*			127,398
				668,420
	Calculating and Accounting
	Machines (No Electronic Computers)	5.5%
97,000	USA Technologies, Inc.*			809,950
	Communications Equipment	5.1%
107,599	Powerfleet, Inc.*			758,573
	Computer & Office Equipment	2.1%
21,000	IntriCon Corp.*			312,480
	Computer Communications Equipment	2.2%
100,879	Lantronix, Inc.*			325,839
	Computer Peripheral Equipment	6.6%
64,000	Identiv, Inc.*			293,120
68,174	Immersion Corp.*			476,536
6,500	Impinj, Inc.*			199,875
				969,531
	Direct Mail Advertising Services	2.3%
29,915	SharpSpring, Inc.*			341,031

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		97.5%
	Eating Places	5.0%
9,500	BJ’s Restaurants, Inc.			$313,025
30,000	The Habit Restaurants, Inc.—Class A*			418,800
				731,825
	Gold and Silver Ores	0.8%
440,000	Solitario Zinc Corp.*			124,300
	Hobby, Toy & Game Shops	3.2%
123,000	Build-A-Bear Workshop, Inc.*			468,630
	Industrial Organic Chemicals	4.2%
53,006	Codexis, Inc.*			617,520
	Lumber and Other Construction Materials	1.9%
36,000	Aspen Aerogels, Inc.*			286,200
	Management Consulting Services	1.4%
110,000	Medicine Man Technologies, Inc.*			206,800
	Medical Laboratories	0.8%
5,033	CareDx, Inc.*			117,319
	Medicinal Chemicals and Botanical Products	0.6%
22,000	ChromaDex Corp.*			81,180
	Mining & Quarrying of Nonmetallic Mineral (No Fuels)	1.1%
160,000	Azimut Exploration, Inc.*^			160,000
	Patent Owners and Lessors	4.6%
111,300	Digital Turbine, Inc.*			682,269
	Pharmaceutical Preparations	13.2%
17,000	Arcturus Therapeutics Holdings, Inc.*			235,450
165,000	Athersys, Inc.*			198,000
9,700	ChemoCentryx, Inc.*			434,075
55,000	DiaMedica Therapeutics, Inc.*			248,600
5,500	Esperion Therapeutics, Inc.*			277,695
25,889	Harrow Health, Inc.*			142,907
40,500	NeuBase Therapeutics, Inc.*			289,170
11,200	Omeros Corp.*			133,392
				1,959,289

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 29, 2020 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		97.5%
	Prepackaged Software	2.2%
37,900	Inspired Entertainment, Inc.*			$197,080
75,000	Qumu Corp.*			126,750
				323,830
	Real Estate	3.7%
136,619	Leju Holdings Ltd.—ADR*^			245,928
16,130	Rafael Holdings, Inc.—Class B*			302,599
				548,527
	Sausages & Other Prepared Meal Products	1.1%
131,600	MamaMancini’s Holdings, Inc.*			164,500
	Savings Institutions, Not Federally Chartered	0.8%
7,338	First Northwest Bancorp			116,821
	Semiconductors and Related Devices	2.5%
10,940	CEVA, Inc.*			310,806
160,000	Netlist, Inc.*			51,920
				362,726
	State Commercial Banks	2.4%
14,615	First Internet Bancorp			354,998
	Surgical and Medical Instruments and Apparatus	13.5%
105,500	Alphatec Holdings, Inc.*			617,175
93,160	iCAD, Inc.*			1,240,891
6,000	Intersect ENT, Inc.*			143,160
				2,001,226
	TOTAL COMMON STOCKS (Cost $12,012,050)			14,409,904

	WARRANTS		0.0%
9,750	TearLab Corp.*(a)			—
	TOTAL WARRANTS (Cost $0)			—

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 29, 2020 (Unaudited)

Shares				Value
	MONEY MARKET FUND		6.5%
	Money Market Fund	6.5%
964,100	First American Government Obligations Fund—Class X, 1.49% (b)			$964,100
	TOTAL MONEY MARKET FUND (Cost $964,100)			964,100
	TOTAL INVESTMENTS (Cost $12,976,150)—104.0%			15,374,004
	LIABILITIES IN EXCESS OF OTHER ASSETS—(4.0)%			(589,344)
	TOTAL NET ASSETS—100.0%			$14,784,660

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security. See Note 2.
(b)	7-day yield.
ADR	American Depository Receipt.
(CAD)	Security denominated in Canadian dollars. Value translated into U.S. Dollars.
(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2020 (Unaudited)

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Assets:
Investments, at value (cost $29,541,662, $13,584,391 and
$12,976,150, respectively)	$47,177,058	$15,685,512	$15,374,004
Receivable for capital shares sold	12,816	—	1,288
Receivable for investments sold	376,904	245,988	104,672
Dividend and interest receivable	6,674	474	1,363
Prepaid expenses and other assets	17,089	21,490	22,407
Total Assets	47,590,541	15,953,464	15,503,734

Liabilities:
Payable for securities purchased	459,852	248,071	224,489
Payable for capital shares repurchased	102,387	—	454,387
Payable for investment adviser fees	50,290	5,849	6,562
Payable for distribution and shareholder
servicing expenses – Investor Class (See Note 7)	7,838	1,176	13
Accrued audit fees	7,957	7,957	7,957
Accrued directors fees	15,352	3,664	2,572
Accrued expenses and other liabilities	59,542	31,182	23,094
Total Liabilities	703,218	297,899	719,074
Net Assets	$46,887,323	$15,655,565	$14,784,660

Net Assets Consist Of:
Capital Stock	$27,787,778	$12,535,009	$11,957,652
Total distributable earnings	19,099,545	3,120,556	2,827,008
Total Net Assets	$46,887,323	$15,655,565	$14,784,660

Institutional Class(1)
Net Assets	$—	$11,166,213	$10,650,934
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	445,324	515,388
Net asset value, redemption price and offering price per share(2)	$—	$25.07	$20.67
Investor Class
Net Assets	$46,887,323	$4,489,352	$4,133,726
Shares outstanding (20 billion shares of $0.001 par value authorized)	10,152,024	182,699	218,835
Net asset value, redemption price and offering price per share(2)	$4.62	$24.57	$18.89
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2020 (Unaudited)

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Investment Income:
Dividend income	$18,753	$16,293	$34,498
Interest income	6,377	733	5,907
Total Investment Income	25,130	17,026	40,405

Expenses:
Investment advisor fees	298,358	64,226	79,504
Distribution and shareholder servicing expenses – Investor Class (See Note 7)	59,672	5,876	5,092
Administration fees	30,576	20,711	19,764
Fund accounting fees	14,383	17,326	17,590
Transfer agent fees	60,055	33,497	30,534
Custody fees	3,498	3,708	3,663
Federal and state registration	11,806	17,323	18,192
Insurance expense	5,052	1,902	1,272
Audit fees	7,957	7,957	7,957
Legal fees	71,642	12,287	10,118
Printing and mailing of reports to shareholders	9,707	3,907	2,760
Directors’ fees	31,900	9,109	8,579
Miscellaneous expenses	8,077	2,839	2,605
Total Expenses	612,683	200,668	207,630
Expense Waiver (See Note 6)	—	(37,065)	(56,968)
Net Expenses	612,683	163,603	150,662
Net Investment Loss	(587,553)	(146,577)	(110,257)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,637,287	2,063,206	1,035,368
Change in net unrealized appreciation/depreciation on investments	(4,050,112)	(740,548)	(93,468)
Net realized and unrealized gain on investments	587,175	1,322,658	941,900
Net Increase (Decrease) in Net Assets Resulting from Operations	$(378)	$1,176,081	$831,643

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
Operations:
Net investment loss	$(587,553)	$(1,002,420)
Net realized gain on investment transactions	4,637,287	7,290,117
Change in net unrealized appreciation/depreciation on investments	(4,050,112)	(4,335,824)
Net increase (decrease) in net assets resulting from operations	(378)	1,951,873

Distributions to Shareholders:
Net dividends and distributions to shareholders	(5,360,215)	(3,389,843)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	574,432	2,687,576
Proceeds from reinvestment of distribution	5,136,769	3,286,016
Cost of shares redeemed	(3,228,942)	(6,012,187)
Redemption fees	118	1,640
Net increase (decrease) in net assets resulting from capital share transactions	2,482,377	(36,955)

Net Decrease in Net Assets	(2,878,216)	(1,474,925)
Net Assets:
Beginning of period/year	49,765,539	51,240,464
End of period/year	$46,887,323	$49,765,539

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
Operations:
Net investment loss	$(146,577)	$(291,082)
Net realized gain on investment transactions	2,063,206	1,534,426
Change in net unrealized appreciation/depreciation on investments	(740,548)	(4,650,575)
Net increase (decrease) in net assets resulting from operations	1,176,081	(3,407,231)

Distributions to Shareholders:
Net dividends and distributions to shareholders	(421,908)	(185,341)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	101,129	2,020,659
Proceeds from reinvestment of distribution	409,749	180,320
Cost of shares redeemed	(972,949)	(4,284,941)
Redemption fees	—	3,377
Net decrease in net assets resulting from capital share transactions	(462,071)	(2,080,585)

Net Increase (Decrease) in Net Assets	292,102	(5,673,157)
Net Assets:
Beginning of period/year	15,363,463	21,036,620
End of period/year	$15,655,565	$15,363,463

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
Operations:
Net investment loss	$(110,257)	$(208,054)
Net realized gain on investment transactions	1,035,368	1,469,686
Change in net unrealized appreciation/depreciation on investments	(93,468)	(771,840)
Net increase in net assets resulting from operations	831,643	489,792

Capital Share Transactions: (Note 3)
Proceeds from shares sold	2,487,985	4,766,646
Cost of shares redeemed	(2,631,778)	(3,118,002)
Redemption fees	2,802	3,235
Net increase (decrease) in net assets resulting from capital share transactions	(140,991)	1,651,879

Net Increase in Net Assets	690,652	2,141,671
Net Assets:
Beginning of period/year	14,094,008	11,952,337
End of period/year	$14,784,660	$14,094,008

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 29, 2020		2019		2018		2017		2016		2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$5.22		$5.40		$4.76		$4.39		$3.96		$4.51

Income (loss) from investment operations:
Net investment loss	(0.06	)(4)	(0.10	)(4)	(0.11	)(4)	(0.10	)(4)	(0.10	)(1)	(0.08	)(1)
Net realized and unrealized gain (loss)
on investment transactions	0.03		0.29		1.31		0.67		1.02		(0.03)
Total from investment operations	(0.03)		0.19		1.20		0.57		0.92		(0.11)
Less distributions from net realized gains	(0.57)		(0.37)		(0.56)		(0.20)		(0.49)		(0.44)
Paid in capital from redemption fees(2)(5)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period/year	$4.62		$5.22		$5.40		$4.76		$4.39		$3.96
Total return	0.03	%(6)	4.61%		28.12%		13.65%		25.31%		-2.14%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$46,887		$49,766		$51,240		$43,606		$43,518		$38,860
Ratio of operating expenses
to average net assets(3)	2.57	%(7)	2.32%		2.42%		2.38%		2.60%		2.46%
Ratio of net investment loss
to average net assets(3)	(2.46	)%(7)	(2.08)%		(2.16)%		(2.15)%		(2.47)%		(1.93)%
Portfolio turnover rate	21	%(6)	50%		46%		46%		43%		50%
_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)
For the period September 1, 2011 through January 2, 2021, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(5)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(6)	Not annualized
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 29, 2020		2019	2018	2017		2016(1)		2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$23.91		$28.81	$18.52	$16.82		$18.95		$19.01

Income (loss) from investment operations:
Net investment loss(2)	(0.22)		(0.39)	(0.34)	(0.27)		(0.29)		(0.36)
Net realized and unrealized gain (loss)
on investment transactions	2.05		(4.26)	10.63	1.97		(1.73)		0.30 (3)
Total from investment operations	1.83		(4.65)	10.29	1.70		(2.02)		(0.06)
Less distributions from net realized gains	(0.67)		(0.25)	—	—		—		—
Less distributions from return of capital	—		—	—	—		(0.11)		—
Paid in capital from redemption fees(8)	—		—	0.00 (7)	—		—		—
Net asset value, end of period/year	$25.07		$23.91	$28.81	$18.52		$16.82		$18.95
Total return	7.67	%(9)	-16.17%	55.56%	10.11	%(4)	-10.64	%(4)	-0.32%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$11,166		$10,825	$14,621	$10,480		$12,012		$9,367
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.43	%(10)	2.22%	2.46%	2.59%		2.94%		2.17%
Ratio of net operating expenses
(after waiver) to average net assets(5)	1.95	%(10)	1.95%	1.95%	1.95%		2.04%		1.95%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.22	)%(10)	(1.81)%	(2.04)%	(2.19)%		(2.80)%		(2.00)%
Ratio of net investment loss
(after waiver) to average net assets(5)	(1.74	)%(10)	(1.54)%	(1.53)%	(1.55)%		(1.90)%		(1.78)%
Portfolio turnover rate(6)	43	%(9)	88%	81%	60%		58%		84%
_______________

(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund. See Note 8.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(4)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(7)	Less than $0.01 per share.
(8)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(9)	Not annualized
(10)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 29, 2020		2019	2018	2017		2016		2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$23.48		$28.36	$18.28	$16.66		$18.81		$18.91

Income (loss) from investment operations:
Net investment loss(1)	(0.25)		(0.46)	(0.40)	(0.32)		(0.34)		(0.43)
Net realized and unrealized gain (loss)
on investment transactions	2.01		(4.19)	10.48	1.94		(1.71)		0.30 (5)
Total from investment operations	1.76		(4.65)	10.08	1.62		(2.05)		(0.13)
Less distributions from net realized gains	(0.67)		(0.25)	—	—		—		—
Less distributions from return of capital	—		—	—	—		(0.10)		—
Paid in capital from redemption fees(7)	—		0.02	0.00 (2)	0.00	(2)	0.00	(2)	0.03
Net asset value, end of period/year	$24.57		$23.48	$28.36	$18.28		$16.66		$18.81
Total return	7.51	%(8)	-16.35%	55.14%	9.72	%(3)	-10.90	%(3)	-0.53%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$4,489		$4,538	$6,415	$4,326		$4,988		$9,246
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.68	%(9)	2.47%	2.71%	2.84%		3.23%		2.48%
Ratio of net operating expenses
(after waiver) to average net assets(4)	2.25	%(9)	2.25%	2.25%	2.25%		2.33%		2.25%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.47	)%(9)	(2.05)%	(2.29)%	(2.44)%		(3.10)%		(2.31)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(2.04	)%(9)	(1.83)%	(1.83)%	(1.85)%		(2.20)%		(2.08)%
Portfolio turnover rate(6)	43	%(8)	88%	81%	60%		58%		84%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Amount is less than $0.01.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(7)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(8)	Not annualized
(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 29, 2020		2019		2018		2017		2016		2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$19.26		$18.50		$11.32		$12.11		$16.86		$20.65

Income (loss) from investment operations:
Net investment loss(1)	(0.15)		(0.29)		(0.29)		(0.28)		(0.31)		(0.32)
Net realized and unrealized gain (loss)
on investment transactions	1.56		1.05		7.47		(0.51)		(1.15)		0.67
Total from investment operations	1.41		0.76		7.18		(0.79)		(1.46)		0.35
Less distributions from net realized gains	—		—		—		—		(3.29)		(4.14)
Net asset value, end of period/year	$20.67		$19.26		$18.50		$11.32		$12.11		$16.86
Total return	7.32	%(5)	4.11%		63.43%		-6.52%		-7.79%		2.23%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$10,651		$9,840		$9,098		$5,870		$6,782		$8,651
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.80	%(6)	2.90%		3.50%		3.86%		3.81%		2.97%
Ratio of net operating expenses
(after waiver) to average net assets	2.00	%(2)(6)	2.00	%(2)	2.40	%(2)	2.66	%(2)(3)	2.61	%(3)	2.15	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.25	)%(6)	(2.52)%		(3.15)%		(3.65)%		(3.74)%		(2.51)%
Ratio of net investment loss
(after waiver) to average net assets	(1.45	)%(2)(6)	(1.62	)%(2)	(2.05	)%(2)	(2.45	)%(2)(3)	(2.54	)%(3)	(1.69	)%(3)
Portfolio turnover rate(4)	27	%(5)	73%		63%		48%		43%		84%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(5)	Not annualized
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 29, 2020		2019		2018		2017		2016		2015
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$17.62		$16.96		$10.40		$11.16		$15.87		$19.73

Income (loss) from investment operations:
Net investment loss(1)	(0.16)		(0.32)		(0.30)		(0.28)		(0.32)		(0.35)
Net realized and unrealized gain (loss)
on investment transactions	1.42		0.96		6.86		(0.48)		(1.10)		0.63
Total from investment operations	1.26		0.64		6.56		(0.76)		(1.42)		0.28
Less distributions from net realized gains	—		—		—		—		(3.29)		(4.14)
Paid in capital from redemption fees(6)	0.01		0.02		0.00	(2)	—		0.00	(2)	0.00	(2)
Net asset value, end of period/year	$18.89		$17.62		$16.96		$10.40		$11.16		$15.87
Total return	7.21	%(7)	3.89%		63.08%		-6.81%		-8.06%		1.93%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$4,134		$4,254		$2,854		$1,514		$2,037		$2,603
Ratio of gross operating expenses
(prior to waiver ) to average net assets	3.05	%(8)	3.15%		3.74%		4.11%		4.16%		3.32%
Ratio of net operating expenses
(after waiver) to average net assets	2.30	%(3)(8)	2.30	%(3)	2.64	%(3)	2.91	%(3)(4)	2.96	%(4)	2.45	%(4)
Ratio of net investment loss
(prior to waiver) to average net assets	(2.48	)%(8)	(2.77)%		(3.41)%		(3.90)%		(4.09)%		(2.86)%
Ratio of net investment loss
(after waiver) to average net assets	(1.73	)%(3)(8)	(1.92	)%(3)	(2.31	)%(3)	(2.70	)%(3)(4)	(2.89	)%(4)	(1.99	)%(4)
Portfolio turnover rate(5)	27	%(7)	73%		63%		48%		43%		84%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Less than $0.01 per share.
(3)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2021, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(6)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(7)	Not annualized
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2020 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the fund’s NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 29, 2020:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$10,154,664	$—		$—	$10,154,664
Computer Programing and Data Processing	8,171,895	1,521,141	(a)	—	9,693,036
Business Services	6,457,251	—		—	6,457,251
Patent Owners and Lessors	2,801,998	—		—	2,801,998
Calculating and Accounting Machines
(No Electronic Computers)	2,385,595	—		—	2,385,595
Computer Peripheral Equipment	1,986,938	—		—	1,986,938
Radio, Television, and Publishers’
Advertising Representatives	1,934,416	—		—	1,934,416
Communications Equipment	1,915,767	—		—	1,915,767
Personal Services	1,688,580	—		—	1,688,580
Savings Institutions, Federally Chartered	1,674,861	—		—	1,674,861
Direct Mail Advertising Services	1,090,034	—		—	1,090,034
State Commercial Banks	1,089,164	—		—	1,089,164
Semiconductors and Related Devices	1,005,714	—		—	1,005,714
Catalog & Mail — Order Houses	998,400	—		—	998,400
Blank Checks	709,686	—		—	709,686
Electronic Computers	628,728	—		—	628,728
Offices & Clinics of Doctors of Medicine	437,360	—		—	437,360
Real Estate	287,442	—		—	287,442
Total Common Stocks	45,418,493	1,521,141		—	46,939,634
Short Term Investment
Money Market Fund	237,424	—		—	237,424
Total Investments in Securities	$45,655,917	$1,521,141		$—	$47,177,058

(a)	Certain non-U.S. dollar denominated securities use systematic fair valuation.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 29, 2020:

	Level 1	Level 2	Level 3		Total
Common Stocks
Surgical and Medical Instruments and Apparatus	$2,193,812	$—	$—		$2,193,812
Pharmaceutical Preparations	1,735,131	—	—		1,735,131
Prepackaged Software	1,201,826	—	—		1,201,826
Business Services	1,031,046	—	—		1,031,046
Calculating and Accounting Machines
(No Electronic Computers)	817,465	—	—		817,465
Computer Peripheral Equipment	692,388	—	—		692,388
Patent Owners & Lessors	689,625	—	—		689,625
Industrial Organic Chemicals	664,586	—	—		664,586
Radio, Television, and Publishers’
Advertising Representatives	657,944	—	—		657,944
Family Clothing Stores	656,260	—	—		656,260
Computer Programming and Data Processing	612,455	—	—		612,455
Biological Products, (No Diagnostic Substances)	564,936	—	—		564,936
Personal Services	562,860	—	—		562,860
Real Estate	503,939	—	—		503,939
Miscellaneous Business Services	417,534	—	—		417,534
State Commercial Banks	375,766	—	—		375,766
Bituminous Coal and Lignite Surface Mining	372,590	—	—		372,590
Eating Places	342,680	—	—		342,680
Semiconductors and Related Devices	335,238	—	—		335,238
Chemical and Fertilizer Mineral Mining	287,728	—	—		287,728
Crude Petroleum & Natural Gas	283,050	—	—		283,050
Blank Checks	251,514	—	—		251,514
Office and Clinics of Doctors of Medicine	149,952	—	—		149,952
Savings Institutions, Not Federally Chartered	128,474	—	—		128,474
Medical Laboratories	120,443	—	—		120,443
Total Common Stocks	15,649,242	—	—		15,649,242
Warrants	—	—	—	(a)	—
Short Term Investment
Money Market Fund	36,270	—	—		36,270
Total Investments in Securities	$15,685,512	$—	$—		$15,685,512

(a)	These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of February 29, 2020:

	Level 1	Level 2	Level 3		Total
Common Stocks
Surgical and Medical Instruments and Apparatus	$2,001,226	$—	$—		$2,001,226
Pharmaceutical Preparations	1,959,289	—	—		1,959,289
Computer Peripheral Equipment	969,531	—	—		969,531
Calculating and Accounting Machines
(No Electronic Computers)	809,950	—	—		809,950
Communications Equipment	758,573	—	—		758,573
Eating Places	731,825	—	—		731,825
Patent Owners and Lessors	682,269	—	—		682,269
Business Services	668,420	—	—		668,420
Industrial Organic Chemicals	617,520	—	—		617,520
Real Estate	548,527	—	—		548,527
Biological Products, (No Diagnostic Substances)	545,505	—	—		545,505
Hobby, Toy & Game Shops	468,630	—	—		468,630
Semiconductors and Related Devices	362,726	—	—		362,726
State Commercial Banks	354,998	—	—		354,998
Direct Mail Advertising Services	341,031	—	—		341,031
Computer Communications Equipment	325,839	—	—		325,839
Prepackaged Software	323,830	—	—		323,830
Computer & Office Equipment	312,480	—	—		312,480
Lumber and Other Construction Materials	286,200	—	—		286,200
Apparel and Accessory Stores	265,076	—	—		265,076
Management Consulting Services	206,800	—	—		206,800
Sausages & Other Prepared Meal Products	164,500	—	—		164,500
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	160,000	—	—		160,000
Gold and Silver Ores	124,300	—	—		124,300
Medical Laboratories	117,319	—	—		117,319
Savings Institutions, Not Federally Chartered	116,821				116,821
Medicinal Chemicals and Botanical Products	81,180	—	—		81,180
Advertising	73,019	—	—		73,019
Bottled & Canned Soft Drinks & Carbonated Waters	32,520	—	—		32,520
Total Common Stocks	14,409,904	—	—		14,409,904
Warrants	—	—	—	(a)	—
Short Term Investment
Money Market Fund	964,100	—	—		964,100
Total Investments in Securities	$15,374,004	$—	$—		$15,374,004

(a)	These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2019. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2019. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2019, open federal tax years include the tax years ended August 31, 2016 through August 31, 2018 and expected to be taken for tax years ended August 31, 2019, for each of the Funds.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 29, 2020, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	119,054	$574,432	547,760	$2,687,576
Reinvestments	1,167,448	5,136,769	738,431	3,286,016
Redemptions	(675,242)	(3,228,942)	(1,225,751)	(6,012,187)
Redemption fees	—	118	—	1,640
Net increase	611,260	$2,482,377	60,440	$(36,955)
Shares Outstanding:
Beginning of period/year	9,540,764		9,480,324
End of period/year	10,152,024		9,540,764

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	2,187	$57,967	18,023	$475,416
Reinvestments	11,457	290,207	4,905	121,788
Redemptions	(21,029)	(536,789)	(77,760)	(1,921,257)
Net decrease	(7,385)	$(188,615)	(54,832)	$(1,324,053)
Shares Outstanding:
Beginning of period/year	452,709		507,541
End of period/year	445,324		452,709

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

Investor Class
	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	1,774	$43,162	59,248	$1,545,243
Reinvestments	4,812	119,542	2,396	58,532
Redemptions	(17,162)	(436,160)	(94,588)	(2,363,684)
Redemption fees	—	—	—	3,377
Net decrease	(10,576)	$(273,456)	(32,944)	$(756,532)
Shares Outstanding:
Beginning of period/year	193,275		226,219
End of period/year	182,699		193,275
Total decrease for the Fund		$(462,071)		$(2,080,585)

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class
	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	39,978	$866,328	45,339	$817,412
Redemptions	(35,386)	(731,234)	(26,334)	(448,988)
Net increase (decrease)	4,592	$135,094	19,005	$368,424
Shares Outstanding:
Beginning of period/year	510,796		491,791
End of period/year	515,388		510,796

Investor Class
	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019
	Shares	Amount	Shares	Amount
Sales	81,986	$1,621,657	233,510	$3,949,234
Redemptions	(104,534)	(1,900,544)	(160,403)	(2,669,014)
Redemption fees	—	2,802	—	3,235
Net increase	(22,548)	$(276,085)	73,107	$1,283,455
Shares Outstanding:
Beginning of period/year	241,383		168,276
End of period/year	218,835		241,383
Total increase (decrease)
for the Fund		$(140,991)		$1,651,879

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 29, 2020:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	2
Micro Cap Growth Fund Institutional Class	2
Micro Cap Growth Fund Investor Class	3

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 29, 2020, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$9,974,914	$13,438,828
Small Cap Growth Fund	6,785,056	7,386,357
Micro Cap Growth Fund	3,997,841	3,682,014

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 29, 2020.

NOTE 5—TAX INFORMATION

At August 31, 2019, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Cost of Investments	$29,170,058	$12,901,253	$11,575,465
Gross unrealized appreciation	22,646,800	3,732,723	4,258,459
Gross unrealized depreciation	(1,842,326)	(1,226,317)	(1,887,790)
Net unrealized appreciation (depreciation)	$20,804,474	$2,506,406	$2,370,669
Undistributed long-term capital gains	4,056,464	61,867	—
Total distributable earnings	$4,056,464	$61,867	$—
Other accumulated losses	$(400,800)	$(201,890)	$(375,304)
Total accumulated earnings	$24,460,138	$2,366,383	$1,995,365

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  During the year ended August 31, 2019, the Small Cap Growth Fund and the Micro Cap Growth Fund utilized capital loss carryforwards of $1,449,256 and $1,560,536, respectively.  At August 31, 2019, the Micro Cap Fund had $354,247 in long-term capital loss carryovers which are non-expiring. To the extent the Micro Cap Growth Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

For the fiscal year ended August 31, 2019, the following funds deferred late year losses in the following amounts:

Internet	Small Cap	Micro Cap
Fund	Growth Fund	Growth Fund
$400,800	$201,890	$21,057

The Internet Fund paid $5,360,215 out of long-term capital gains during the six months ended February 29, 2020 and paid $3,389,843 out of long-term capital gains for the fiscal year ended August 31, 2019.  The Small Cap Growth Fund paid $250,924 out of long-term capital gains and $170,984 out of short-term capital gains (ordinary income) for the six months ended February 29, 2020 and paid $185,341 out of long-term capital gains (ordinary income) during the fiscal year ended August 31, 2019.  The Micro Cap Growth Fund made no distributions during the six months ended February 29, 2020 and the fiscal year ended August 31, 2019.

Reclassification Adjustments:  Capital stock and distributable earnings (consisting of accumulated net investment income (loss) and accumulated net realized gain (loss)) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, equalization, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2019 reclassifications were recorded as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Distributable Earnings	$(356,500)	$177,520	$312,652
Capital Stock	356,500	(177,520)	(312,652)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million; 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 1.10% of the Micro Cap Growth Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2021. The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 29, 2020, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2021.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 29, 2020, fees of $37,065 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2021.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 29, 2020, fees of $56,968 were waived by the Adviser with respect to the Micro Cap Growth Fund.

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$45,136	$46,362	August 31, 2020
80,287	97,552	August 31, 2021
45,887	109,011	August 31, 2022
37,065	56,968	August 31, 2023
$208,375	$309,893

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) an indirect wholly owned subsidiary of U.S. Bancorp serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2021, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $59,672 in expenses pursuant to the Internet Fund Plan for the six months ended February 29, 2020.

The Corporation, on behalf of the Small Cap Growth Fund and Micro Cap Growth Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Micro Cap Growth Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2021, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $5,876 and the Micro Cap Growth Fund incurred $5,092 in expenses pursuant to the Plan for the six months ended February 29, 2020.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 29, 2020 (Unaudited)

need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.

Science and Technology Risk:  The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Micro Cap Growth Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”).  The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements.  The changes affect all companies that are required to include fair value measurement disclosures.  In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019.  An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.

Also in August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The Funds have adopted these changes into the financial statements.

NOTE 10—SUBSEQUENT EVENTS

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund(s)’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds distributor.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds investments.

In preparing these financial statements, the Corporation has evaluated events after August 31, 2019 and determined that there were no other subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 29, 2020 for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2019–2/29/2020) for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/19	Value 2/29/20	9/1/19–2/29/20*
Actual	$1,000.00	$1,000.30	$12.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.10	$12.84
_______________

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.57% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/19	Value 2/29/20	9/1/19–2/29/20*
Actual	$1,000.00	$1,076.70	$10.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$ 9.77
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/19	Value 2/29/20	9/1/19–2/29/20*
Actual	$1,000.00	$1,075.10	$11.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.67	$11.26
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/19	Value 2/29/20	9/1/19–2/29/20*
Actual	$1,000.00	$1,073.20	$10.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.92	$10.02
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.00% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Micro Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/19	Value 2/29/20	9/1/19–2/29/20*
Actual	$1,000.00	$1,072.10	$11.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.43	$11.51
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.30% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2019, the Board of Directors (the “Board”), including all of the Independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Micro Cap Growth Fund (the “Micro Cap Fund” and, together with the Internet Fund and the Small Cap Fund, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) (collectively, the “Investment Advisory Agreements”) for an additional year. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Micro Cap Fund (collectively, the “Fee Waiver Agreements”), which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for all of the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.

In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, such as the nature, extent and quality of the services to be provided by the Adviser; each Fund’s performance; each Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which there are economies of scale in the provision of advisory services and whether the Adviser may realize additional economies of scale in the future. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the advisory fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses; (x) a description of errors and omission insurance coverage that is currently in place; (xi) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (xii) a copy of the Fee Waiver Agreements with the Adviser; (xiii) Morningstar comparative industry peer group and peer fund data for the Funds’ performance for various periods ended August 31, 2019; and (xiv) Morningstar comparative industry peer group data regarding the investment advisory fees and total expense ratios of the Funds along with other industry peer group comparisons of fund expenses and expense reimbursements for the period ended August 31, 2019.

The Board discussed the nature, extent and quality of services provided by the Adviser to each Fund, including the Adviser’s resources comparative to other advisory firms and developments since the last renewal. They concluded that the experienced portfolio management and research team dedicated to the continued management of the Funds were sufficient and beneficial to the Funds and that the services provided were consistent with the terms of the Investment Advisory Agreements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year, attention in assessing performance was given to the comparative data furnished in connection with the renewal of the Investment Advisory Agreements. In particular, the Board noted the performance of each Fund relative to its Morningstar peer group and benchmark indices over various periods ended August 31, 2019.

With respect to the Internet Fund, the Board considered that the Fund’s performance results were above the median and average performance of its Morningstar peer group (US Fund Technology Funds Category) for the year-to-date and one-year periods, above the median performance for the three-, five- and ten-year periods, and below the average Morningstar performance of such peer group for the three-, five- and ten-year periods. The Board noted that the Internet Fund outperformed its benchmark index (the Nasdaq Composite Index) for the one-year period.

With respect to the Small Cap Fund, the Board considered that the Fund’s performance results were above the median performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the three-year period and performed comparatively with the average performance of the Morningstar category for the same period. The Board noted the underperformance of the Fund compared to the median and average performance of such benchmarks for the year-to-date, one-, and five-year performance periods. The Board discussed the reasons for the Fund’s relative underperformance over certain time periods with the Adviser and will continue to closely monitor future performance.

With respect to the Micro Cap Fund, the Board considered that the Fund’s performance results were significantly above the median and average performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the year-to-date and one- and three-year periods, and below the average and the same as (Institutional Class) or slightly above (Investor Class) the median performance of such peer group for the five-year period. The Board considered that the Micro Cap Fund’s Morningstar peer group percentile ranking for the one-year period was 5%. The Board noted that the Micro Cap Fund significantly outperformed its benchmark indices (Russell Microcap Growth Index and Russell 2000 Growth Index) for the one- and three-year performance periods as of August 31, 2019.

The Board found the overall performance results of the Funds to be satisfactory.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s Morningstar peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses. The Board noted the relatively small size of the Funds, as well as the ongoing subsidies of operating expenses by the Adviser pursuant to the Fee Waiver Agreements for the Small Cap Fund and Micro Cap Fund. The Board also noted its determination to continue to reduce the 12b-1 fees payable under the distribution and service plans of the Funds, which went into effect on September 1, 2016 (Investor Class shares only), through at least January 2, 2021.

With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) were above the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each continued through at least January 2, 2021. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses had been subsidized by an advisory fee waiver over various periods. While noting the Internet Fund’s advisory fees and overall expenses compared to the Morningstar peer group, including percentile rankings, the Board was satisfied overall that the Adviser has taken actions to improve the Fund’s comparative expenses.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Fund’s net expense ratio (excluding 12b-1 fees) for Investor Class shares was above the median and average of its Morningstar peer group, however, the Fund’s advisory fees were below the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each continued through at least January 2, 2021. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels). The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Micro Cap Fund, the Board considered that the Fund’s advisory fees were above the median and average of its Morningstar peer groups, and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each continued through at least January 2, 2021. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Fund and noted that the Fund’s expenses are currently subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels). The Board was satisfied that the Adviser has taken actions to improve the Fund’s comparative expenses.

The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future. The Board noted the Advisor’s continued monitoring of the appropriateness of existing fee breakpoints with respect to each Fund’s advisory fees. In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the Independent Directors received assistance and advice from independent legal counsel and counsel to the Company.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Independent Director not necessarily attributing the same weight to each factor, the Independent Directors concluded that (i) the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC website at http://www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Micro Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2019 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Micro Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Micro Cap Growth Fund	0.00%

(This Page Intentionally Left Blank.)

Semi-Annual Report
February 29, 2020

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Micro Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    July 2, 2020

By (Signature and Title)      /s/Francis Alexander
Francis Alexander, Treasurer/Principal Financial Officer

Date    July 2, 2020